Other liabilities - Narrative (Details) - LPP NCI unitholders	Apr. 07, 2022 USD ($)	Feb. 04, 2022
Subclassifications Of Assets, Liabilities And Equities Line Items [Line Items]
Obligation to purchase remaining interest (percent)		40.00%
Completed purchase obligation (in percent)	0.40
Purchase obligation paid	$ 39,751